Accounts receivable, net (Details) - CNY (¥) ¥ in Thousands	Dec. 31, 2018	Dec. 31, 2017	Dec. 31, 2016	Dec. 31, 2015
Accounts receivable	¥ 4,371,898	¥ 3,107,315
Less: allowance for doubtful accounts	(481,186)	(252,905)	¥ (100,040)	¥ (46,441)
Accounts Receivable, Net, Current	¥ 3,890,712	¥ 2,854,410